Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Schedule of Finance Costs
	2023	2022

Interest on borrowings	17,606,995	22,177,769
Interest on lease liabilities	3,086,680	3,043,214
Bank charges	133,220	119,347
Asset retirement obligation - accretion expenses	68,040	65,859
Exchange loss	20,284	11,800
	20,915,219	25,417,989